Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforwards amount federal	$ 17,088,000
Operating loss carryforwards amount state	$ 17,987,000
Operating loss carryforwards, expiration date	expire through 2039
Prior net operating loss conversion	$ 928,367